DEFERRED TAX - Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Movements in deferred tax assets:
As at January 1,		¥ 1,542,655
As at December 31,	$ 218,653	1,522,216	¥ 1,542,655
Temporary difference
Movements in deferred tax assets:
As at January 1,		1,596,696
Acquisition of subsidiaries			8,094
(Charged)/credited to profit or loss		(17,520)	(75,635)
As at December 31,		1,579,176	1,596,696
Temporary difference | Restated
Movements in deferred tax assets:
As at January 1,		1,596,696	1,664,237
As at December 31,			1,596,696
Provision for impairment
Movements in deferred tax assets:
As at January 1,		385,843
Acquisition of subsidiaries			360
(Charged)/credited to profit or loss		59,218	(139,956)
As at December 31,		445,061	385,843
Provision for impairment | Restated
Movements in deferred tax assets:
As at January 1,		385,843	525,439
As at December 31,			385,843
Accrued expenses
Movements in deferred tax assets:
As at January 1,		242,370
(Charged)/credited to profit or loss		(33,214)	(21,839)
As at December 31,		209,156	242,370
Accrued expenses | Restated
Movements in deferred tax assets:
As at January 1,		242,370	264,209
As at December 31,			242,370
Tax losses
Movements in deferred tax assets:
As at January 1,		616,237
(Charged)/credited to profit or loss		(40,047)	76,338
As at December 31,		576,190	616,237
Tax losses | Restated
Movements in deferred tax assets:
As at January 1,		616,237	539,899
As at December 31,			616,237
Unrealized profit at consolidation
Movements in deferred tax assets:
As at January 1,		169,876
(Charged)/credited to profit or loss		(521)	3,833
As at December 31,		169,355	169,876
Unrealized profit at consolidation | Restated
Movements in deferred tax assets:
As at January 1,		169,876	166,043
As at December 31,			169,876
Others
Movements in deferred tax assets:
As at January 1,		182,370
Acquisition of subsidiaries			7,734
(Charged)/credited to profit or loss		(2,956)	5,989
As at December 31,		179,414	182,370
Others | Restated
Movements in deferred tax assets:
As at January 1,		¥ 182,370	168,647
As at December 31,			¥ 182,370